Interest and Finance Expense	12 Months Ended
Dec. 31, 2019
Borrowing costs [abstract]
Interest and Finance Expense

23. INTEREST AND FINANCE EXPENSE

	2019	2018
Interest expense (recovery)	$16,879	$(678)
Finance fees	2,500	2,293
Accretion expense (Note 17)	9,903	6,524
	$29,282	$8,139